Short-Term Investment Fund (Prospectus Summary) | Short-Term Investment Fund
TDAM Short-Term Investment Fund
Investment Objective
The TDAM Short-Term Investment Fund (the "Short-Term Investment Fund") seeks to provide a high level of income consistent with the preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Short-Term Investment Fund.
Shareholder Transaction Fees (fees paid directly from your investment)
Shareholder Fees	Short-Term Investment Fund
Maximum Sales Charge (Load) Imposed on Purchases	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Short-Term Investment Fund
Management Fees	0.20%
Distribution (12b-1) Fees	none
Other Expenses	1.91%
Total Annual Operating Expenses	2.11%

Example
This Example is intended to help you compare the cost of investing in the Short-Term
Investment Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Short-Term Investment Fund for the time periods indicated
and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Short-Term Investment Fund	214	661	1,134	2,441

Portfolio Turnover
The Short-Term Investment Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Short-Term Investment Fund shares are held in a taxable account.
These costs, which are not reflected in Annual Fund Operating Expenses or in the
Example, affect the Short-Term Investment Fund's performance. During the most recent fiscal year, the Short-Term Investment Fund's portfolio turnover rate was
266% of the average value of its portfolio.
Investment Strategies
Under normal circumstances, the Short-Term Investment Fund invests at least 80%
of its assets in investment-grade debt securities (debt securities rated in one of the four highest ratings categories by a nationally recognized statistical rating organization). An unrated debt security may be treated as investment-
grade if warranted by the Investment Manager's analysis. For purposes of this policy, investment-grade debt securities will include all fixed-income securities (both fixed and floating-rate securities), special purpose entities
(such as asset-backed or mortgage-backed security issuers), money market securities and repurchase agreements. In addition, under normal circumstances, the Investment
Manager will maintain an average dollar-weighted maturity for the Short-Term
Investment Fund of one year or less for securities which the Short-Term Investment
Fund holds.

The Investment Manager will allocate the Short-Term Investment Fund's assets across different market sectors (for example, corporate or government securities)
and different maturities based on its view of the relative value of each sector or maturity. The Short-Term Investment Fund may sell securities for a variety of reasons, such as to adjust the portfolio's average maturity, duration, or credit quality or to shift assets into and out of higher yielding or lower yielding securities or different sectors.

In selecting investments for the Short-Term Investment Fund, the Investment
Manager will analyze a security's structural features and current price, trading opportunities and the credit quality of the issuer.
Principal Risks
If the Investment Manager's strategies do not work as intended, the Short-Term
Investment Fund may not achieve its investment objective.

Investment Risk  - You could lose money on your investment in the Short-Term
Investment Fund, or the Short-Term Investment Fund could underperform other investments.

Interest Rate Risk  - Prices of fixed income securities generally increase when interest rates decline and decrease when interest rates rise. Interest rate risk is the risk that the Short-Term Investment Fund's fixed-income securities will decline in value because of increases in market interest rates.

Credit Risk  - Fixed income investments, such as bonds, involve credit risk.
This is the risk that the issuer or credit enhancer will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the debt instrument. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness also may affect the value of the Short-Term Investment Fund's investment in that issuer.

Prepayment Risk  - Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Short-Term
Investment Fund to reinvest its assets in lower yielding securities.

Mortgage-Backed Securities Risk - The value of the Short-Term Investment Fund's mortgage-backed securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise.
If the underlying mortgages are paid off sooner than expected, the Short-Term
Investment Fund may have to reinvest this money in mortgage-backed or other securities that have lower yields.

Asset-Backed Securities Risk - Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing asset-backed securities. The value of the Short-Term Investment Fund's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Banking Industry Risk - The Short-Term Investment Fund may invest a significant portion of its assets in obligations that are issued or backed by U.S. and
non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

An investment in the Short-Term Investment Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency.
Performance
The following bar chart and table illustrate the risks of investing in the Short-Term
Investment Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows average annual total returns of the Short-Term Investment Fund and shows how these returns compare with the returns of a broad-based security index.
Of course, past performance is not necessarily an indication of how the Short-Term
Investment Fund will perform in the future. For updated performance information, please call (866) 416-4031 or visit www.tdamusa.com.
The bar chart shows changes in the Fund's performance from year to year.
ANNUAL TOTAL RETURN as of 12/31 each year

For the period covered by the bar chart, the highest and lowest quarterly returns were 1.26% (for the quarter ended 6/30/07) and -0.81% (for the quarter ended 9/30/08), respectively.
The table shows average annual total returns of the Short-Term Investment Fund and shows how these returns compare with the returns of a broad-based security index.
AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/11
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Short-Term Investment Fund	Return Before Taxes	0.43%	1.46%	1.49%	Dec. 18, 2006	[1]
Short-Term Investment Fund After Taxes on Distributions	Return After Taxes on Distributions	0.35%	0.88%	0.89%	Dec. 18, 2006	[1]
Short-Term Investment Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions And Sale of Fund Shares	0.28%	0.91%	0.92%	Dec. 18, 2006	[1]
Short-Term Investment Fund Citigroup 1-Year Treasury Bill Index	Citigroup 1-Year Treasury Bill Index (reflects no deduction for fees or expenses)	0.60%	2.52%	2.52%	Dec. 18, 2006	[1]
[1]	Index returns provided from December 31, 2006.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold shares through a tax-deferred account, such as an individual retirement account or a 401(k) plan.